Risks Arising from Financial Instruments - Summary of Effective Interest Rates at Balance Sheet (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Before hedging [Member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	$ 334	$ 184
Before hedging [Member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	$ 72,693	$ 71,986
Before hedging [Member] | US Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	0.00%	0.00%
Hedging	$ 0	$ 0
Before hedging [Member] | US Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	5.30%	5.10%
Hedging	$ 41,499	$ 46,192
Before hedging [Member] | Euro [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.70%	2.50%
Hedging	$ 28,593	$ 22,653
Before hedging [Member] | Chinese Yuan [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	3.80%	3.20%
Hedging	$ 38	$ 41
Before hedging [Member] | Canadian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.50%	4.50%
Hedging	$ 566	$ 555
Before hedging [Member] | South Korean Won [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	5.30%	4.90%
Hedging	$ 39	$ 40
Before hedging [Member] | Mexican Peso [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	13.20%	15.70%
Hedging	$ 225	$ 239
Before hedging [Member] | Pound Sterling [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.50%	3.30%
Hedging	$ 567	$ 1,154
Before hedging [Member] | Other currency [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	11.00%	11.20%
Hedging	$ 334	$ 184
Before hedging [Member] | Other currency [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	9.60%	8.60%
Hedging	$ 1,165	$ 1,111
After hedging [Member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	1,527	1,975
After hedging [Member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	$ 71,500	$ 70,195
After hedging [Member] | US Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.90%	5.30%
Hedging	$ 1,193	$ 1,792
After hedging [Member] | US Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	5.60%	5.40%
Hedging	$ 32,965	$ 36,780
After hedging [Member] | Euro [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.60%	2.50%
Hedging	$ 29,274	$ 23,530
After hedging [Member] | Chinese Yuan [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.70%	2.60%
Hedging	$ 2,768	$ 2,921
After hedging [Member] | Canadian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.30%	4.40%
Hedging	$ 2,668	$ 2,657
After hedging [Member] | South Korean Won [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.70%	2.30%
Hedging	$ 2,049	$ 2,200
After hedging [Member] | Mexican Peso [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	13.20%	10.80%
Hedging	$ 225	$ 1,239
After hedging [Member] | Pound Sterling [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.70%	2.60%
Hedging	$ 37	$ 34
After hedging [Member] | Other currency [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	10.90%	11.20%
Hedging	$ 333	$ 184
After hedging [Member] | Other currency [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	9.50%	10.10%
Hedging	$ 1,515	$ 833